Reconciliation of Liabilities Arising from Financing Activities (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Changes in Liabilities Arising from Financing Activities, Including Both Cash and Non-cash Changes
The table below details changes in the Company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statements of cash flows as cash flows from financing activities.

				Non-cash changes
	January 1, 2021	Interest paid	Net proceeds/ (repayment)	Additions/ (Transfers)	Others*	Interest expense	June 30, 2021
Lease Liabilities – current	$271,624	(13,330)	(208,142)	217,827	—	13,330	$281,309
Lease Liabilities – non-current	$281,149	—	—	(217,827)	—	—	$63,322
Long-term borrowings (Note 12)	$15,183,421	—	—	—	(192,177)	223,536	$15,214,780
Current borrowings	$2,900,971	(355,744)	(2,700,000)	—	—	154,773	$—
Current borrowings from related parties	$617,912	(117,986)	(550,000)	—	—	50,074	$—
Interest payables (Note 11)	$735,510	(736,469)	—	—	—	172,222	$171,263

				Non-cash changes
	January 1, 2022	Interest paid	Net proceeds/ (repayment)	Additions/ (Transfers)	Others*	Interest expense	June 30, 2022
Lease Liabilities – current	$199,124	(3,741)	(149,007)	—	—	3,741	$50,117
Long-term borrowings (Note 12)	$30,857,308	—	5,000,000	(1,044,027)	(344,266)	1,951,024	$36,420,039
Interest payables (Note 11)	$142,083	(996,355)	—	1,044,027	—	5,556	$195,313

*	Others comprise mainly foreign currency translation differences.